BENEFIT PLANS, Defined Contribution Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan [Abstract]
Maximum annual contribution of pretax eligible compensation (in hundredths)	15.00%
Employer matching contribution of the initial 1,000 deferral (in hundredths)	75.00%
Initial deferral threshold for matching contribution	$ 1,000
Matching contribution amount	$ 78,000	$ 78,000